Derivatives (Cash Flow Hedges) (Details) (Cash Flow Hedges [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivatives in cash flow hedging relationships
Amount of Gains (Losses) Deferred in AOCI (Effective Portion)	$ 669	$ (863)	$ (215)
Interest rate swaps
Derivatives in cash flow hedging relationships
Amount of Gains (Losses) Deferred in AOCI (Effective Portion)	722	(635)	(34)
Foreign currency swaps
Derivatives in cash flow hedging relationships
Amount of Gains (Losses) Deferred in AOCI (Effective Portion)	(139)	(165)	(164)
Interest rate forwards
Derivatives in cash flow hedging relationships
Amount of Gains (Losses) Deferred in AOCI (Effective Portion)	86	(59)	(17)
Credit forwards
Derivatives in cash flow hedging relationships
Amount of Gains (Losses) Deferred in AOCI (Effective Portion)	0	(4)	0
Net derivative gains (losses)
Derivatives in cash flow hedging relationships
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	(733)	27	25
Amount and Location of Gains (Losses) Recognized In Income (Loss) on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	4	1	(4)
Net derivative gains (losses) | Interest rate swaps
Derivatives in cash flow hedging relationships
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	42	20	1
Amount and Location of Gains (Losses) Recognized In Income (Loss) on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	3	(3)	2
Net derivative gains (losses) | Foreign currency swaps
Derivatives in cash flow hedging relationships
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	(768)	(3)	23
Amount and Location of Gains (Losses) Recognized In Income (Loss) on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	1	3	(6)
Net derivative gains (losses) | Interest rate forwards
Derivatives in cash flow hedging relationships
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	(7)	10	1
Amount and Location of Gains (Losses) Recognized In Income (Loss) on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0	1	0
Net derivative gains (losses) | Credit forwards
Derivatives in cash flow hedging relationships
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	0	0	0
Amount and Location of Gains (Losses) Recognized In Income (Loss) on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0	0	0
Net Investment Income
Derivatives in cash flow hedging relationships
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	12	9	2
Net Investment Income | Interest rate swaps
Derivatives in cash flow hedging relationships
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	9	8	4
Net Investment Income | Foreign currency swaps
Derivatives in cash flow hedging relationships
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	(2)	(3)	(5)
Net Investment Income | Interest rate forwards
Derivatives in cash flow hedging relationships
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	4	3	2
Net Investment Income | Credit forwards
Derivatives in cash flow hedging relationships
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	1	1	1
Other expenses
Derivatives in cash flow hedging relationships
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	4	0	(3)
Other expenses | Interest rate swaps
Derivatives in cash flow hedging relationships
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	0	0	(3)
Other expenses | Foreign currency swaps
Derivatives in cash flow hedging relationships
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	2	1	1
Other expenses | Interest rate forwards
Derivatives in cash flow hedging relationships
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	2	(1)	(1)
Other expenses | Credit forwards
Derivatives in cash flow hedging relationships
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	$ 0	$ 0	$ 0